Derivative Financial Instruments - (Natural Gas Derivative Contracts) (Detail) - Natural Gas [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017 MMBTU $ / MMBTU	Dec. 31, 2016 MMBTU $ / MMBTU
2017 [Member] | Price Swap Contracts [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	922,500	450,000
Weighted Average Swap Price	3.40	2.47
2017 [Member] | Price Swap Contracts [Member] | Maximum [Member]
Derivative [Line Items]
Weighted Average Swap Price	3.40	2.47
2017 [Member] | Price Swap Contracts [Member] | Minimum [Member]
Derivative [Line Items]
Weighted Average Swap Price	3.39	2.47
2017 [Member] | Short Call Options [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	6,072,000	10,220,000
Weighted Average Option Price	3.65	3.68
2017 [Member] | Short Call Options [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	4.11	3.94
2017 [Member] | Short Call Options [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	3.25	3.56
2017 [Member] | Long Put Options [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	5,304,500	9,320,000
Weighted Average Option Price	3.14	3.09
2017 [Member] | Long Put Options [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	3.60	3.30
2017 [Member] | Long Put Options [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	3.00	3.00
2017 [Member] | Long Call Options [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	615,000	1,125,000
Weighted Average Option Price	2.95	3.44
2017 [Member] | Long Call Options [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	2.95	3.56
2017 [Member] | Long Call Options [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	2.95	3.25
2017 [Member] | Short Put Options [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	5,919,500	9,320,000
Weighted Average Option Price	2.59	2.56
2017 [Member] | Short Put Options [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	3.00	2.70
2017 [Member] | Short Put Options [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	2.50	2.50
2018 [Member] | Short Call Options [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	6,582,000	6,132,000
Weighted Average Option Price	5.26	5.34
2018 [Member] | Short Call Options [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	5.53	5.53
2018 [Member] | Short Call Options [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	4.00	4.00
2018 [Member] | Long Put Options [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	5,925,000	5,475,000
Weighted Average Option Price	4.43	4.50
2018 [Member] | Long Put Options [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	4.50	4.50
2018 [Member] | Long Put Options [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	3.60	4.50
2018 [Member] | Short Put Options [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	5,925,000	5,475,000
Weighted Average Option Price	3.92	4.00
2018 [Member] | Short Put Options [Member] | Maximum [Member]
Derivative [Line Items]
Option Price	4.00	4.00
2018 [Member] | Short Put Options [Member] | Minimum [Member]
Derivative [Line Items]
Option Price	3.00	4.00